COMBINED AND CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	¥ 214,076	¥ 164,202
Short-term investments	125,000
Accounts receivable, net of allowance for doubtful accounts	24,243	15,534
Prepaid expenses and other current assets	4,566	693
Prepayments to and amounts due from related parties	4,820	1,970
Total current assets	372,705	182,399
Non-current assets:
Property and equipment, net	2,873	3,932
Right of use assets	49,595
Total non-current assets	52,468	3,932
Total assets	425,173	186,331
Current liabilities:
Accounts payable	7,844	5,184
Amounts due to related parties (including amounts due to related parties of VIE without recourse to the Company of RMB33 and RMB130 as of December 31, 2018 and 2019, respectively)	7,734	680
Deferred revenue	203,531	143,254
Income taxes payable	23,396	14,480
Accrued expenses and other liabilities (including accrued expenses and other liabilities of VIE without recourse to the Company of RMB30 and RMB322 as of December 31, 2018 and 2019, respectively)	84,250	79,532
Total current liabilities	326,755	243,130
Non-current liabilities:
Long-term lease liabilities	37,679
Other non-current liabilities	39,757	15,496
Total non-current liabilities	77,436	15,496
Total liabilities	404,191	258,626
Commitments and contingencies
EQUITY (DEFICIT):
Treasury shares (6,712,694 shares as of December 31, 2019)	(46)
Capital deficit	(135,179)
Retained earnings	155,324
Parent Company deficit		(72,522)
Accumulated other comprehensive income	220	227
Total equity (deficit)	20,982	(72,295)
Total liabilities and equity (deficit)	425,173	¥ 186,331
Class A ordinary shares
EQUITY (DEFICIT):
Ordinary shares	500
Class B ordinary shares
EQUITY (DEFICIT):
Ordinary shares	¥ 163